AB Cap Fund, Inc.

AB All Market Income Portfolio

Portfolio of Investments

August 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 39.1%
Funds and Investment Trusts – 39.1%(a)
AB High Income Fund, Inc. - Class Z(b)	4,440,347	$33,968,651
Vanguard Global ex-U.S. Real Estate ETF	18,797	934,211
Vanguard Real Estate ETF(c)	10,885	889,849

Total Investment Companies (cost $38,348,056)		35,792,711

COMMON STOCKS – 32.0%
Information Technology – 7.8%
Communications Equipment – 0.1%
Cisco Systems, Inc.	1,793	75,701
Juniper Networks, Inc.	139	3,475
Motorola Solutions, Inc.	59	9,130

		88,306

IT Services – 1.1%
Amadeus IT Group SA - Class A	167	9,382
Automatic Data Processing, Inc.	181	25,175
Booz Allen Hamilton Holding Corp.	227	19,990
Capgemini SE	99	13,733
Computershare Ltd.	205	2,007
Fidelity National Information Services, Inc.(d)	110	16,593
International Business Machines Corp.	1,981	244,277
Mastercard, Inc. - Class A	49	17,551
MongoDB, Inc.(e)	550	128,590
Paychex, Inc.	295	22,559
PayPal Holdings, Inc.(e)	1,550	316,417
Shopify, Inc. - Class A(e)	150	160,221
Visa, Inc. - Class A	63	13,355
Western Union Co. (The) - Class W	174	4,105

		993,955

Semiconductors & Semiconductor Equipment – 2.0%
ASM Pacific Technology Ltd.	129	1,388
ASML Holding NV	613	229,082
Intel Corp.(d)	4,767	242,879
KLA Corp.	1,039	213,140
Maxim Integrated Products, Inc.	113	7,734
NVIDIA Corp.	746	399,095
QUALCOMM, Inc.	2,532	301,561
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	150	11,887
Teradyne, Inc.	2,130	180,986
Texas Instruments, Inc.	1,687	239,807
Tokyo Electron Ltd.	64	16,417

		1,843,976

Software – 2.8%
Activision Blizzard, Inc.	31	2,589
Adobe, Inc.(e)	659	338,324
Cadence Design Systems, Inc.(e)	1,090	120,892
Check Point Software Technologies Ltd.(e)	188	23,737
Citrix Systems, Inc.	189	27,443
Constellation Software, Inc./Canada	20	23,153
Fortinet, Inc.(e)	720	95,043

Company	Shares	U.S. $ Value
Microsoft Corp.	4,925	$1,110,735
Nice Ltd.(e)	91	20,895
NortonLifeLock, Inc.	8,845	208,034
Nuance Communications, Inc.(e)	327	9,797
Oracle Corp.(d)	4,977	284,784
Oracle Corp. Japan	200	23,439
SAP SE	260	42,990
ServiceNow, Inc.(e)	506	243,902

		2,575,757

Technology Hardware, Storage & Peripherals – 1.8%
Apple, Inc.(d)	11,320	1,460,733
Brother Industries Ltd.	94	1,555
Canon, Inc.(c)	423	7,255
HP, Inc.	606	11,847
Logitech International SA	116	8,592
NetApp, Inc.	93	4,407
Seagate Technology PLC	2,789	133,844
Seiko Epson Corp.	118	1,407

		1,629,640

		7,131,634

Health Care – 5.3%
Biotechnology – 1.6%
AbbVie, Inc.	3,529	337,972
Alnylam Pharmaceuticals, Inc.(e)	1,290	171,106
Amgen, Inc.	1,279	323,996
Genmab A/S(e)	380	143,403
Gilead Sciences, Inc.	1,301	86,842
Sarepta Therapeutics, Inc.(e)	1,250	183,025
Vertex Pharmaceuticals, Inc.(e)	700	195,384

		1,441,728

Health Care Equipment & Supplies – 0.4%
Coloplast A/S - Class B	1,050	178,102
DexCom, Inc.(e)	50	21,271
Insulet Corp.(e)	590	128,767

		328,140

Health Care Providers & Services – 0.7%
AmerisourceBergen Corp. - Class A	1,830	177,565
Anthem, Inc.	63	17,736
Cardinal Health, Inc.	123	6,244
CVS Health Corp.	551	34,228
Galenica AG(f)	110	7,899
Molina Healthcare, Inc.(e)	890	164,623
Sonic Healthcare Ltd.	190	4,481
UnitedHealth Group, Inc.(d)	688	215,034

		627,810

Health Care Technology – 0.2%
Veeva Systems, Inc. - Class A(e)	770	217,348

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 0.2%
Bio-Rad Laboratories, Inc. - Class A(e)	350	$178,006

Pharmaceuticals – 2.2%
Astellas Pharma, Inc.	600	9,413
AstraZeneca PLC	2,300	255,300
Bristol-Myers Squibb Co.	5,295	329,349
Eli Lilly & Co.	1,558	231,192
GlaxoSmithKline PLC	3,002	58,639
Johnson & Johnson	217	33,290
Merck & Co., Inc.(d)	1,401	119,463
Novartis AG	940	81,016
Novo Nordisk A/S - Class B	3,392	224,256
Pfizer, Inc.	2,340	88,429
Roche Holding AG	1,276	446,369
Sanofi	477	48,315
Takeda Pharmaceutical Co., Ltd.	3,400	126,776

		2,051,807

		4,844,839

Financials – 3.8%
Banks – 0.4%
Bank Leumi Le-Israel BM	2,930	14,991
BOC Hong Kong Holdings Ltd.	1,564	4,436
Canadian Imperial Bank of Commerce	188	14,926
Citizens Financial Group, Inc.	180	4,657
DBS Group Holdings Ltd.	1,258	19,279
East West Bancorp, Inc.	61	2,244
Fifth Third Bancorp	299	6,177
Hang Seng Bank Ltd.	323	5,077
Huntington Bancshares, Inc./OH	431	4,056
JPMorgan Chase & Co.	32	3,206
KeyCorp	410	5,051
M&T Bank Corp.	55	5,679
Natwest Group PLC	127,760	190,205
Oversea-Chinese Banking Corp., Ltd.	1,398	8,898
People’s United Financial, Inc.	187	1,978
Regions Financial Corp.	404	4,670
Royal Bank of Canada	167	12,718
Seven Bank Ltd.	366	919
Swedbank AB - Class A	1,700	28,889
Truist Financial Corp.	567	22,005
Zions Bancorp NA	69	2,219

		362,280

Capital Markets – 1.2%
3i Group PLC	411	5,050
Ameriprise Financial, Inc.	272	42,650
ASX Ltd.	81	5,216
Bank of New York Mellon Corp. (The)	338	12,499
CME Group, Inc. - Class A	78	13,718
FactSet Research Systems, Inc.	540	189,216
Franklin Resources, Inc.	8,846	186,296
IGM Financial, Inc.(c)	962	23,476
Magellan Financial Group Ltd.	54	2,356
Moody’s Corp.	723	213,025
Morgan Stanley	1,600	83,616
Natixis SA(e)	73,430	202,397

Company	Shares	U.S. $ Value
Northern Trust Corp.	84	$6,879
Partners Group Holding AG	28	28,524
S&P Global, Inc.	54	19,787
Schroders PLC	52	2,013
Singapore Exchange Ltd.	1,639	10,365
Standard Life Aberdeen PLC	984	3,079
State Street Corp.	149	10,145
T. Rowe Price Group, Inc.	99	13,782
TD Ameritrade Holding Corp.	114	4,375

		1,078,464

Consumer Finance – 0.0%
Discover Financial Services	130	6,900
Synchrony Financial	233	5,781

		12,681

Diversified Financial Services – 0.2%
M&G PLC	88,069	203,526

Insurance – 1.6%
Admiral Group PLC	350	12,212
Aflac, Inc.	290	10,533
Allianz SE	177	38,407
American Financial Group, Inc./OH	32	2,139
Assicurazioni Generali SpA	464	7,208
Athene Holding Ltd. - Class A(e)	5,380	196,693
Baloise Holding AG	20	3,116
CNP Assurances	14,760	197,891
Dai-ichi Life Holdings, Inc.	456	6,909
Fidelity National Financial, Inc.	117	3,841
Great-West Lifeco, Inc.	117	2,387
Hannover Rueck SE	25	4,263
Hartford Financial Services Group, Inc. (The)	151	6,108
iA Financial Corp., Inc.	4,435	159,638
Insurance Australia Group Ltd.	977	3,423
Japan Post Insurance Co., Ltd.	13,100	209,340
Lincoln National Corp.	82	2,956
Manulife Financial Corp.	822	12,125
Mapfre SA	499	946
Medibank Pvt Ltd.	1,164	2,342
MS&AD Insurance Group Holdings, Inc.	188	5,215
NN Group NV	123	4,624
Power Corp. of Canada	239	4,771
Principal Financial Group, Inc.	4,386	184,695
Progressive Corp. (The)	352	33,454
Prudential Financial, Inc.	3,177	215,306
Reinsurance Group of America, Inc. - Class A	29	2,659
RenaissanceRe Holdings Ltd.	78	14,332
Sampo Oyj - Class A	432	17,402
Sompo Holdings, Inc.	142	5,333
Swiss Life Holding AG	14	5,660
T&D Holdings, Inc.	227	2,376
Tokio Marine Holdings, Inc.	270	12,461
Travelers Cos., Inc. (The)	107	12,416
Tryg A/S	51	1,565
WR Berkley Corp.	62	3,847
Zurich Insurance Group AG	84	31,059

		1,439,652

Company	Shares	U.S. $ Value

Mortgage Real Estate Investment Trusts (REITs) – 0.4%
AGNC Investment Corp.	13,593	$191,797
Annaly Capital Management, Inc.	25,100	184,485

		376,282

		3,472,885

Consumer Discretionary – 3.1%
Auto Components – 0.2%
Aisin Seiki Co., Ltd.	68	2,332
Bridgestone Corp.	226	7,155
Denso Corp.	183	7,699
Faurecia SE(e)	32	1,401
JTEKT Corp.	24,620	188,433
Magna International, Inc. - Class A (Canada)	122	5,941
NGK Spark Plug Co., Ltd.	66	1,128
Sumitomo Electric Industries Ltd.	318	3,733
Sumitomo Rubber Industries Ltd.	101	971
Yokohama Rubber Co., Ltd. (The)	61	958

		219,751

Automobiles – 0.3%
Fiat Chrysler Automobiles NV	17,350	192,297
Isuzu Motors Ltd.	233	2,302
Subaru Corp.	260	5,403
Toyota Motor Corp.	896	59,176
Yamaha Motor Co., Ltd.	118	1,853

		261,031

Distributors – 0.0%
Genuine Parts Co.	61	5,761

Hotels, Restaurants & Leisure – 0.0%
Aristocrat Leisure Ltd.	1,043	21,728
Crown Resorts Ltd.	157	1,041
McDonald’s Corp.	58	12,384
SJM Holdings Ltd.	838	1,150
Sodexo SA	37	2,641

		38,944

Household Durables – 0.3%
Barratt Developments PLC	430	3,003
Iida Group Holdings Co., Ltd.	62	1,210
Nikon Corp.(c)	9,927	77,745
Panasonic Corp.	933	8,598
Persimmon PLC	4,860	168,876
Sekisui Chemical Co., Ltd.	153	2,448
Sekisui House Ltd.	262	5,176
Taylor Wimpey PLC	1,540	2,490
Whirlpool Corp.	27	4,798

		274,344

Internet & Direct Marketing Retail – 1.3%
Amazon.com, Inc.(d) (e)	260	897,250
eBay, Inc.	3,730	204,329
Zalando SE(e) (f)	456	39,949

		1,141,528

Company	Shares	U.S. $ Value

Leisure Products – 0.0%
Hasbro, Inc.	55	$4,342

Media – 0.0%
Interpublic Group of Cos., Inc. (The)	164	2,912

Multiline Retail – 0.1%
Canadian Tire Corp., Ltd. - Class A	24	2,511
Dollar General Corp.	139	28,061
Wesfarmers Ltd.	479	16,737

		47,309

Specialty Retail – 0.6%
AutoZone, Inc.(e)	23	27,515
Best Buy Co., Inc.	750	83,183
Home Depot, Inc. (The)(d)	836	238,293
Industria de Diseno Textil SA	461	12,962
TJX Cos., Inc. (The)	145	7,945
Tractor Supply Co.	1,300	193,479
USS Co., Ltd.	92	1,553

		564,930

Textiles, Apparel & Luxury Goods – 0.3%
Burberry Group PLC	171	3,265
Cie Financiere Richemont SA	220	14,647
Deckers Outdoor Corp.(e)	62	12,640
Pandora A/S	2,843	207,528
Ralph Lauren Corp.	20	1,377
VF Corp.	141	9,271

		248,728

		2,809,580

Communication Services – 2.4%
Diversified Telecommunication Services – 0.9%
AT&T, Inc.	3,033	90,414
BCE, Inc.	65	2,794
BT Group PLC	3,761	5,237
CenturyLink, Inc.	18,882	202,981
Comcast Corp. - Class A	368	16,490
Elisa Oyj	60	3,531
HKT Trust & HKT Ltd. - Class SS	10,601	15,148
Nippon Telegraph & Telephone Corp.	1,244	28,308
PCCW Ltd.	33,000	20,681
Proximus SADP	64	1,264
Shaw Communications, Inc. - Class B	198	3,702
Singapore Telecommunications Ltd.	3,452	5,827
Spark New Zealand Ltd.	59,383	192,788
Swisscom AG	11	6,091
TELUS Corp.	177	3,260
Verizon Communications, Inc.	4,627	274,242
Washington H Soul Pattinson & Co., Ltd.	62	956

		873,714

Entertainment – 0.6%
Electronic Arts, Inc.(e)	1,569	218,829

Company	Shares	U.S. $ Value
Netflix, Inc.(e)	586	$310,322

		529,151

Interactive Media & Services – 0.8%
Alphabet, Inc. - Class A(d) (e)	35	57,034
Alphabet, Inc. - Class C(d) (e)	63	102,953
Auto Trader Group PLC	3,071	22,958
Facebook, Inc. - Class A(d) (e)	2,046	599,887

		782,832

Media – 0.0%
Omnicom Group, Inc.	91	4,922
Publicis Groupe SA	91	3,183

		8,105

Wireless Telecommunication Services – 0.1%
KDDI Corp.	697	20,260
NTT DOCOMO, Inc.	493	13,747
Rogers Communications, Inc. - Class B	149	6,198
Softbank Corp.	809	10,631

		50,836

		2,244,638

Consumer Staples – 2.4%
Beverages – 0.2%
Coca-Cola Amatil Ltd.	214	1,433
Coca-Cola Co. (The)	1,723	85,340
Coca-Cola European Partners PLC	86	3,540
PepsiCo, Inc.	707	99,022
Treasury Wine Estates Ltd.	304	2,071

		191,406

Food & Staples Retailing – 0.2%
Coles Group Ltd.	1,000	13,033
ICA Gruppen AB	42	2,061
Koninklijke Ahold Delhaize NV	1,506	45,309
METRO AG	91	902
Sysco Corp.	204	12,269
Walgreens Boots Alliance, Inc.	318	12,090
Walmart, Inc.	284	39,434

		125,098

Food Products – 0.2%
Archer-Daniels-Midland Co.	235	10,519
Campbell Soup Co.	76	3,998
General Mills, Inc.	255	16,307
Ingredion, Inc.	28	2,252
JM Smucker Co. (The)	48	5,769
Kellogg Co.	108	7,658
Morinaga & Co., Ltd./Japan	200	7,330
Mowi ASA	185	3,619
Nestle SA	1,040	125,265
Orkla ASA	317	3,225
Salmar ASA	422	22,831

Company	Shares	U.S. $ Value
WH Group Ltd.(f)	4,048	$3,489

		212,262

Household Products – 0.2%
Kimberly-Clark Corp.	144	22,717
Procter & Gamble Co. (The)	1,301	179,968

		202,685

Personal Products – 0.8%
Pola Orbis Holdings, Inc.	11,451	207,530
Unilever NV	4,331	251,660
Unilever PLC	4,034	238,497

		697,687

Tobacco – 0.8%
Altria Group, Inc.	1,696	74,183
British American Tobacco PLC	1,305	43,985
Imperial Brands PLC	10,967	182,981
Japan Tobacco, Inc.	507	9,479
Philip Morris International, Inc.	3,999	319,080
Swedish Match AB	1,565	118,862

		748,570

		2,177,708

Materials – 2.3%
Chemicals – 0.9%
Asahi Kasei Corp.	530	4,440
Chr Hansen Holding A/S	1,320	151,506
Clariant AG	9,370	195,655
Daicel Corp.	132	956
Dow, Inc.	313	14,123
Eastman Chemical Co.	57	4,167
EMS-Chemie Holding AG	4	3,615
Johnson Matthey PLC	81	2,555
JSR Corp.	86	1,836
Kuraray Co., Ltd.	135	1,379
LyondellBasell Industries NV - Class A	2,910	190,547
Mitsubishi Chemical Holdings Corp.	32,541	190,029
Mitsubishi Gas Chemical Co., Inc.	66	1,179
Mitsui Chemicals, Inc.	77	1,806
Nitto Denko Corp.	67	4,068
Nutrien Ltd.	241	8,926
Solvay SA	31	2,671
Sumitomo Chemical Co., Ltd.	630	2,043
Tosoh Corp.	109	1,613

		783,114

Construction Materials – 0.0%
CRH PLC	332	12,382

Containers & Packaging – 0.0%
AMCOR PLC(e)	678	7,499
Packaging Corp. of America	40	4,049

		11,548

Company	Shares	U.S. $ Value

Gold – 0.2%
Yamana Gold, Inc.	27,810	$172,274

Metals & Mining – 0.8%
Anglo American PLC	519	12,754
BHP Group Ltd.	8,234	227,356
BHP Group PLC	9,230	210,096
Boliden AB	115	3,436
Evraz PLC	46,178	197,563
Rio Tinto Ltd.	156	11,226
Rio Tinto PLC	474	29,478

		691,909

Paper & Forest Products – 0.0%
UPM-Kymmene Oyj	225	6,829

Paper Products – 0.0%
International Paper Co.	727	26,368

Steel – 0.4%
Fortescue Metals Group Ltd.	16,582	211,941
Nucor Corp.	127	5,773
Steel Dynamics, Inc.	6,580	194,242

		411,956

		2,116,380

Industrials – 2.2%
Aerospace & Defense – 0.4%
General Dynamics Corp.	104	15,532
L3Harris Technologies, Inc.	132	23,858
Lockheed Martin Corp.	108	42,148
Raytheon Technologies Corp.	640	39,040
TransDigm Group, Inc.	440	219,855

		340,433

Air Freight & Logistics – 0.1%
CH Robinson Worldwide, Inc.	119	11,698
SG Holdings Co., Ltd.	200	9,204
United Parcel Service, Inc. - Class B	296	48,431

		69,333

Airlines – 0.0%
Japan Airlines Co., Ltd.	48	952
Qantas Airways Ltd.	386	1,121

		2,073

Building Products – 0.5%
AGC, Inc./Japan	81	2,292
Carrier Global Corp.	7,080	211,338
Johnson Controls International PLC	323	13,156
LIXIL Group Corp.	12,900	236,862
Masco Corp.	144	8,395

		472,043

Construction & Engineering – 0.1%
ACS Actividades de Construccion y Servicios SA	4,954	121,225
HOCHTIEF AG	10	887
Obayashi Corp.	274	2,678

Company	Shares	U.S. $ Value
Taisei Corp.	80	$2,761

		127,551

Electrical Equipment – 0.3%
Eaton Corp. PLC	174	17,765
Emerson Electric Co.	258	17,923
Prysmian SpA	5,610	156,781
Schneider Electric SE	233	28,816

		221,285

Industrial Conglomerates – 0.1%
3M Co.	243	39,614
CK Hutchison Holdings Ltd.	1,141	7,462
Jardine Matheson Holdings Ltd.	92	3,863
Siemens AG	323	44,757
Smiths Group PLC	167	3,100

		98,796

Industrial Warehouse Distribution – 0.1%
Mapletree Logistics Trust	48,900	74,299

Machinery – 0.5%
Amada Co. Ltd.	140	1,244
Cummins, Inc.	1,051	217,820
Komatsu Ltd.	370	8,056
Kone Oyj - Class B	143	12,265
Mitsubishi Heavy Industries Ltd.	7,500	186,198
NGK Insulators Ltd.	110	1,563
NSK Ltd.	151	1,157
PACCAR, Inc.	146	12,533
Snap-on, Inc.	22	3,262
Sumitomo Heavy Industries Ltd.	46	1,047

		445,145

Professional Services – 0.1%
Adecco Group AG	65	3,403
Experian PLC	406	15,169
Intertrust NV	456	8,184
RELX PLC	1,415	31,817
SGS SA	3	7,774
Verisk Analytics, Inc. - Class A	73	13,627
Wolters Kluwer NV(c)	275	22,559

		102,533

Road & Rail – 0.0%
Aurizon Holdings Ltd.	825	2,638
Nippon Express Co., Ltd.	31	1,831

		4,469

Trading Companies & Distributors – 0.0%
ITOCHU Corp.	569	14,602

Transportation Infrastructure – 0.0%
Sydney Airport	559	2,349

		1,974,911

Company	Shares	U.S. $ Value

Real Estate – 1.3%
Diversified Real Estate Activities – 0.0%
New World Development Co., Ltd.	648	$3,360

Equity Real Estate Investment Trusts (REITs) – 1.2%
American Tower Corp.	720	179,388
Iron Mountain, Inc.(c)	4,912	147,802
Japan Retail Fund Investment Corp.(c)	122	183,611
Nippon Building Fund, Inc.	3	18,065
Orix JREIT, Inc.(c)	87	129,250
Scentre Group(c)	62,080	103,334
SmartCentres Real Estate Investment Trust	3,870	60,942
VICI Properties, Inc.	7,270	162,412
Vornado Realty Trust	5,085	182,196

		1,167,000

Real Estate Management & Development – 0.1%
Aroundtown SA	487	2,668
CK Asset Holdings Ltd.	1,093	5,932
Daito Trust Construction Co., Ltd.	27	2,393
Daiwa House Industry Co., Ltd.	239	6,391
Hang Lung Properties Ltd.	855	2,409
Henderson Land Development Co., Ltd.	614	2,414
Hongkong Land Holdings Ltd.	493	1,886
Kerry Properties Ltd.	357	927
Sino Land Co., Ltd.	1,324	1,541
Sun Hung Kai Properties Ltd.	551	7,393
Swire Properties Ltd.	494	1,337
Swiss Prime Site AG	32	2,885
Vonovia SE	187	13,383
Wharf Real Estate Investment Co., Ltd.	706	2,934

		54,493

		1,224,853

Utilities – 1.0%
Electric Utilities – 0.8%
Alliant Energy Corp.	103	5,577
American Electric Power Co., Inc.	492	38,785
CK Infrastructure Holdings Ltd.	280	1,480
CLP Holdings Ltd.	694	6,814
Duke Energy Corp.	309	24,825
Edison International	153	8,029
EDP - Energias de Portugal SA(c)	3,845	19,547
Endesa SA	134	3,720
Enel SpA	22,523	203,950
Eversource Energy	139	11,914
Fortis, Inc./Canada	196	7,839
Fortum Oyj	2,517	53,275
Iberdrola SA	2,499	31,529
Mercury NZ Ltd.	288	1,005
NextEra Energy, Inc.	59	16,471
OGE Energy Corp.	84	2,676
Pinnacle West Capital Corp.	47	3,447
Power Assets Holdings Ltd.	586	3,354
PPL Corp.	324	8,952
Red Electrica Corp. SA	9,553	182,826
SSE PLC	435	7,332
Terna Rete Elettrica Nazionale SpA	10,655	77,087

Company	Shares	U.S. $ Value

Xcel Energy, Inc.	221	$15,354

		735,788

Gas Utilities – 0.0%
Snam SpA	861	4,409
Tokyo Gas Co., Ltd.	400	8,907

		13,316

Independent Power and Renewable Electricity Producers – 0.1%
Uniper SE	1,470	48,179

Multi-Utilities – 0.1%
Ameren Corp.	331	26,185
CMS Energy Corp.	120	7,259
Consolidated Edison, Inc.	141	10,059
DTE Energy Co.	81	9,612
National Grid PLC	1,483	16,610
Public Service Enterprise Group, Inc.	213	11,127
Sempra Energy	123	15,209
WEC Energy Group, Inc.	133	12,513

		108,574

		905,857

Diversified Financials – 0.2%
Multi-Sector Holdings – 0.2%
Kinnevik AB(e)	5,540	4,451
Kinnevik AB - Class B	5,240	203,247

		207,698

Energy – 0.2%
Oil & Gas Storage & Transportation – 0.0%
TC Energy Corp.	397	18,564

Oil, Gas & Consumable Fuels – 0.2%
Enagas SA	105	2,571
Exxon Mobil Corp.	1,789	71,453
Galp Energia SGPS SA	211	2,266
Inpex Corp.	432	2,740
Inter Pipeline Ltd.	178	1,879
Keyera Corp.	92	1,680
Lundin Energy AB	78	1,909
Marathon Petroleum Corp.	274	9,716
Pembina Pipeline Corp.	231	5,720
Phillips 66	185	10,817
Royal Dutch Shell PLC - Class B	859	12,085
TOTAL SE	1,045	41,457
Valero Energy Corp.	173	9,098

		173,391

		191,955

Insurance – 0.0%
Life & Health Insurance – 0.0%
Sun Life Financial, Inc.	248	10,351

Total Common Stocks (cost $25,676,555)		29,313,289

Company	Shares	U.S. $ Value

PREFERRED STOCKS – 6.7%
Real Estate – 6.7%
Diversified REITs – 1.6%
Armada Hoffler Properties, Inc. Series A 6.75% (c)	10,625	$257,337
Colony Capital, Inc. Series I 7.15%	9,600	206,784
Gladstone Commercial Corp. Series D 7.00%	7,711	192,312
Gladstone Commercial Corp. Series E 6.625%	2,150	54,546
Global Net Lease, Inc. Series A 7.25%	7,900	204,610
Global Net Lease, Inc. Series B 6.875%	4,450	111,568
PS Business Parks, Inc. Series W 5.20%	2,709	70,299
PS Business Parks, Inc. Series Y 5.20%	3,548	94,554
PS Business Parks, Inc. Series Z 4.875%	2,700	72,252
VEREIT, Inc. Series F 6.70%	507	12,751
Vornado Realty Trust Series K 5.70% (c)	4,000	101,280
Vornado Realty Trust Series L 5.40% (c)	3,811	96,228

		1,474,521

Health Care REITs – 0.3%
DiamondRock Hospitality Co. 8.25%	9,900	245,520

Industrial REITs – 0.7%
Monmouth Real Estate Investment Corp. Series C 6.125%	11,600	289,768
Rexford Industrial Realty, Inc. Series A 5.875%	3,400	87,822
Rexford Industrial Realty, Inc. Series B 5.875%	4,725	125,685
Rexford Industrial Realty, Inc. Series C 5.625%	3,975	107,007

		610,282

Company	Shares	U.S. $ Value

Office REITs – 0.2%
City Office REIT, Inc. Series A 6.625%	7,025	$177,170
SL Green Realty Corp. Series I 6.50%	875	22,925

		200,095

Real Estate Operating Companies – 0.3%
Brookfield Property Partners LP Series A 5.75%	3,000	59,460
Brookfield Property Partners LP Series A2 6.375%	12,000	265,200

		324,660

Residential REITs – 0.8%
American Homes 4 Rent Series D 6.50%	9,100	236,145
American Homes 4 Rent Series E 6.35% (c)	5,875	153,631
Bluerock Residential Growth REIT, Inc. Series A 8.25%	975	24,239
Investors Real Estate Trust Series C 6.625%	1,200	30,840
UMH Properties, Inc. Series C 6.75% (c)	7,000	176,260
UMH Properties, Inc. Series D 6.375%	5,800	143,550

		764,665

Retail REITs – 1.5%
Brookfield Property REIT, Inc. Series A 6.375%	7,000	131,320
Kimco Realty Corp. Series L 5.125% (c)	7,550	199,018
National Retail Properties, Inc. Series F 5.20% (c)	5,000	129,050
Saul Centers, Inc. Series D 6.125%	8,150	199,675
Saul Centers, Inc. Series E 6.00%	1,500	34,920

Company	Shares	U.S. $ Value

SITE Centers Corp. Series A 6.375%	6,775	$168,697
Spirit Realty Capital, Inc. Series A 6.00%	5,375	139,374
Taubman Centers, Inc. Series J 6.50%	7,450	159,355
Taubman Centers, Inc. Series K 6.25%	2,800	60,340
Urstadt Biddle Properties, Inc. Series K 5.875% (c)	6,500	155,282

		1,377,031

Specialized REITs – 1.3%
Digital Realty Trust, Inc. Series I 6.35% (c)	1,800	45,558
Digital Realty Trust, Inc. Series J 5.25%	7,000	187,810
Digital Realty Trust, Inc. Series L 5.20%	9,200	253,000
EPR Properties Series G 5.75%	10,225	189,469
National Storage Affiliates Trust Series A 6.00% (c)	6,363	173,201
Public Storage Series D 4.95%	1,048	26,934
Public Storage Series E 4.90%	25	645
Public Storage Series M 4.125%	6,250	165,750
Public Storage Series W 5.20%	25	633
QTS Realty Trust, Inc. Series A 7.125% (c)	4,125	113,932

		1,156,932

Total Preferred Stocks (cost $6,159,700)		6,153,706

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - SOVEREIGNS – 2.9%
Argentina – 0.2%
Argentine Republic Government International Bond 5.625%, 01/26/2022(e) (g)	U.S.$	6	$2,820
6.625%, 07/06/2028(e) (g)		150	65,766
7.50%, 04/22/2026(e) (g)		150	68,390

			136,976

Bahrain – 0.3%
Bahrain Government International Bond 7.00%, 10/12/2028 (f)		200	227,687

Dominican Republic – 0.2%
Dominican Republic International Bond 6.40%, 06/05/2049 (f)		200	202,750

Ecuador – 0.1%
Ecuador Government International Bond Zero Coupon, 07/31/2030(f)		12	6,200
0.50%, 07/31/2030-07/31/2040(f)		182	119,712

			125,912

Egypt – 0.2%
Egypt Government International Bond 8.70%, 03/01/2049 (f)		200	205,125

El Salvador – 0.2%
El Salvador Government International Bond 6.375%, 01/18/2027 (f)		182	169,146

Gabon – 0.2%
Gabon Government International Bond 6.625%, 02/06/2031 (f)		200	192,438

Ghana – 0.2%
Ghana Government International Bond 8.95%, 03/26/2051 (f)		200	185,688

Guatemala – 0.3%
Guatemala Government Bond 4.90%, 06/01/2030 (f)		200	225,062

Honduras – 0.2%
Honduras Government International Bond 6.25%, 01/19/2027 (f)		150	165,328

Ivory Coast – 0.2%
Ivory Coast Government International Bond 5.375%, 07/23/2024 (f)		200	201,563

Kenya – 0.2%
Kenya Government International Bond 6.875%, 06/24/2024 (f)		200	205,500

	Principal Amount (000)		U.S. $ Value

Lebanon – 0.0%
Lebanon Government International Bond Series G 6.60%, 11/27/2026 (e) (f) (g)	U.S.$	107	$16,585

Senegal – 0.2%
Senegal Government International Bond 6.75%, 03/13/2048 (f)		200	198,750

Ukraine – 0.2%
Ukraine Government International Bond 7.75%, 09/01/2027 (f)		150	157,875

Total Emerging Markets - Sovereigns (cost $2,757,983)			2,616,385

GOVERNMENTS - TREASURIES – 0.7%
Colombia – 0.2%
Colombian TES Series B 6.25%, 11/26/2025	COP	492,700	143,027

Indonesia – 0.2%
Indonesia Treasury Bond Series FR70 8.375%, 03/15/2024	IDR	1,105,000	83,202
Series FR71 9.00%, 03/15/2029		1,438,000	111,831

			195,033

Mexico – 0.2%
Mexican Bonos Series M 20 10.00%, 12/05/2024	MXN	2,777	151,139

Russia – 0.1%
Russian Federal Bond - OFZ Series 6215 7.00%, 08/16/2023	RUB	9,626	137,958

Total Governments - Treasuries (cost $656,403)			627,157

EMERGING MARKETS - TREASURIES – 0.3%
Brazil – 0.1%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2023-01/01/2025	BRL	658	137,039

South Africa – 0.2%
Republic of South Africa Government Bond Series 2032 8.25%, 03/31/2032	ZAR	2,848	146,132

Total Emerging Markets - Treasuries (cost $312,805)			283,171

	Principal Amount (000)		U.S. $ Value

QUASI-SOVEREIGNS – 0.2%
Quasi-Sovereign Bonds – 0.2%
Mexico – 0.2%
Petroleos Mexicanos 5.95%, 01/28/2031(f)	U.S.$	43	$38,685
7.69%, 01/23/2050(f)		97	86,497

Total Quasi-Sovereigns (cost $135,704)			125,182

Total Investments Before Security Lending Collateral for Securities Loaned – 81.9% (cost $74,047,206)			74,911,601

	Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.08%(a) (b) (h) (cost $484,557)		484,557	484,557

Total Investments – 82.4% (cost $74,531,763)(i)			75,396,158
Other assets less liabilities – 17.6%			16,126,422

Net Assets – 100.0%			$91,522,580

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	10	September 2020	$1,087,654	$3,503
10 Yr Mini Japan Government Bond Futures	42	September 2020	6,008,441	(18,917)
Canadian 10 Yr Bond Futures	5	December 2020	578,602	(1,656)
FTSE 100 Index Futures	7	September 2020	557,832	(7,728)
Hang Seng Index Futures	6	September 2020	970,620	(15,510)
Long Gilt Futures	8	December 2020	1,443,797	(12,842)
MSCI Emerging Markets Futures	12	September 2020	660,240	23,392
MSCI Singapore IX ETS Futures	41	September 2020	877,377	(8,073)
S&P 500 E-Mini Futures	11	September 2020	1,924,395	174,993
TOPIX Index Futures	3	September 2020	457,726	12,538
Sold Contracts
Euro STOXX 50 Index Futures	34	September 2020	1,324,738	24,348
FTSE 100 Index Futures	6	September 2020	478,142	10,672
Mini S&P TSX 60 Futures	1	September 2020	37,912	(3,399)
MSCI EAFE Futures	4	September 2020	380,020	(25,238)
OMXS 30 Index Futures	50	September 2020	1,020,255	3,529
S&P 500 E-Mini Futures	6	September 2020	1,049,670	(133,803)
S&P TSX 60 Index Futures	1	September 2020	151,646	1,156
SPI 200 Futures	9	September 2020	1,000,671	(11,569)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
TOPIX Index Futures	3	September 2020	$457,725	$(10,783)

				$4,613

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	RUB	17,718	USD	247	09/14/2020	$8,727
Barclays Bank PLC	IDR	1,841,214	USD	124	10/15/2020	(2,102)
Barclays Bank PLC	USD	611	EUR	515	09/16/2020	3,287
Barclays Bank PLC	USD	462	CNY	3,231	11/18/2020	6,865
Barclays Bank PLC	USD	58	RUB	4,318	09/14/2020	(199)
Barclays Bank PLC	USD	318	THB	10,049	10/27/2020	4,515
Citibank, NA	COP	577,653	USD	153	09/17/2020	(1,271)
Citibank, NA	USD	92	COP	336,883	09/17/2020	(2,265)
Deutsche Bank AG	PEN	886	USD	252	09/17/2020	1,834
Deutsche Bank AG	PEN	739	USD	207	09/17/2020	(1,718)
Deutsche Bank AG	USD	519	CAD	686	09/16/2020	6,494
Goldman Sachs International	PHP	31,001	USD	630	11/10/2020	(7,597)
Goldman Sachs International	CZK	16,034	USD	720	10/22/2020	(9,087)
Goldman Sachs International	BRL	2,721	USD	524	09/02/2020	27,480
Goldman Sachs International	CHF	1,131	USD	1,248	09/16/2020	(3,907)
Goldman Sachs International	AUD	1,007	USD	725	09/16/2020	(17,765)
Goldman Sachs International	USD	497	BRL	2,721	09/02/2020	(654)
Goldman Sachs International	USD	873	RUB	62,474	09/14/2020	(31,363)
Goldman Sachs International	USD	510	MXN	11,554	10/08/2020	15,655
Goldman Sachs International	USD	740	INR	56,199	10/15/2020	22,779
Goldman Sachs International	USD	114	CLP	87,740	09/17/2020	(1,431)
HSBC Bank USA	BRL	2,721	USD	497	09/02/2020	654
HSBC Bank USA	BRL	2,721	USD	489	10/02/2020	(7,048)
HSBC Bank USA	USD	490	BRL	2,721	09/02/2020	7,017
JPMorgan Chase Bank, NA	COP	336,883	USD	92	09/17/2020	1,561
JPMorgan Chase Bank, NA	INR	18,101	USD	240	10/15/2020	(5,419)
JPMorgan Chase Bank, NA	NOK	5,156	USD	582	09/16/2020	(8,522)
JPMorgan Chase Bank, NA	USD	824	CAD	1,090	09/16/2020	11,256
JPMorgan Chase Bank, NA	USD	696	SEK	6,053	09/16/2020	3,553
JPMorgan Chase Bank, NA	USD	44	CLP	33,091	09/17/2020	(1,200)
JPMorgan Chase Bank, NA	USD	804	IDR	11,908,344	10/15/2020	9,114
Morgan Stanley Capital Services, Inc.	PEN	1,018	USD	289	09/17/2020	1,193
Natwest Markets PLC	CLP	752,327	USD	969	09/17/2020	953
State Street Bank & Trust Co.	HUF	109,344	USD	372	10/22/2020	4,699
State Street Bank & Trust Co.	SEK	3,060	USD	348	09/16/2020	(5,478)
State Street Bank & Trust Co.	JPY	2,329	USD	22	09/15/2020	(128)
State Street Bank & Trust Co.	NOK	1,332	USD	153	09/16/2020	658
State Street Bank & Trust Co.	SEK	1,113	USD	129	09/16/2020	343
State Street Bank & Trust Co.	PLN	1,086	USD	292	10/22/2020	(3,240)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	AUD	438	USD	314	09/16/2020	$(8,863)
State Street Bank & Trust Co.	AUD	384	USD	284	09/16/2020	568
State Street Bank & Trust Co.	GBP	444	USD	581	09/16/2020	(12,560)
State Street Bank & Trust Co.	ILS	170	USD	50	09/15/2020	(785)
State Street Bank & Trust Co.	NOK	125	USD	14	09/15/2020	(345)
State Street Bank & Trust Co.	EUR	98	USD	116	09/16/2020	(1,133)
State Street Bank & Trust Co.	GBP	94	USD	119	09/18/2020	(7,030)
State Street Bank & Trust Co.	GBP	80	USD	107	09/16/2020	115
State Street Bank & Trust Co.	DKK	79	USD	13	09/15/2020	(159)
State Street Bank & Trust Co.	HKD	63	USD	8	09/15/2020	1
State Street Bank & Trust Co.	CHF	55	USD	61	09/15/2020	(499)
State Street Bank & Trust Co.	SEK	35	USD	4	09/15/2020	(24)
State Street Bank & Trust Co.	CAD	32	USD	24	09/15/2020	(420)
State Street Bank & Trust Co.	EUR	57	USD	67	09/15/2020	(699)
State Street Bank & Trust Co.	GBP	39	USD	51	09/15/2020	(1,203)
State Street Bank & Trust Co.	AUD	12	USD	9	09/15/2020	(257)
State Street Bank & Trust Co.	SGD	7	USD	5	09/15/2020	(45)
State Street Bank & Trust Co.	USD	7	GBP	5	09/15/2020	63
State Street Bank & Trust Co.	USD	20	EUR	17	09/15/2020	183
State Street Bank & Trust Co.	USD	15	AUD	21	09/15/2020	484
State Street Bank & Trust Co.	USD	8	HKD	63	09/15/2020	0
State Street Bank & Trust Co.	USD	138	CHF	124	09/16/2020	(530)
State Street Bank & Trust Co.	USD	96	CAD	125	09/16/2020	(37)
State Street Bank & Trust Co.	USD	638	NZD	976	09/16/2020	19,037
State Street Bank & Trust Co.	USD	173	NZD	256	09/16/2020	(458)
State Street Bank & Trust Co.	USD	26	JPY	2,726	09/15/2020	222
State Street Bank & Trust Co.	USD	224	ZAR	3,730	09/03/2020	(4,358)
State Street Bank & Trust Co.	USD	172	NOK	1,618	10/16/2020	13,272
State Street Bank & Trust Co.	USD	358	ZAR	6,237	09/03/2020	10,182
State Street Bank & Trust Co.	USD	118	JPY	12,517	09/16/2020	336
State Street Bank & Trust Co.	USD	470	HUF	138,053	10/22/2020	(7,065)

						$26,236

CALL OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
Euro STOXX 50 Index(j)	Citibank, NA	200	EUR	3,450.00	September 2020	EUR	690	$2,470	$(1,407)
FTSE 100 Index(j)	Citibank, NA	40	GBP	6,100.00	September 2020	GBP	244	8,065	(2,315)
Nikkei 225 Index(j)	Goldman Sachs International	3,000	JPY	23,750.00	September 2020	JPY	71,250	2,578	(1,939)
S&P 500 Index(j)	Goldman Sachs International	1,500	USD	3,615.00	September 2020	USD	5,423	20,956	(20,956)

								$34,069	$(26,617)

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
Euro STOXX 50 Index(j)	Citibank, NA	200	EUR	3,125.00	September 2020	EUR	625	$4,809	$(6,355)
FTSE 100 Index(j)	Citibank, NA	40	GBP	6,100.00	September 2020	GBP	244	6,727	(9,836)
Nikkei 225 Index(j)	Goldman Sachs International	3,000	JPY	21,375.00	September 2020	JPY	64,125	736	(852)
S&P 500 Index(j)	Goldman Sachs International	1,500	USD	3,355.00	September 2020	USD	5,033	32,181	(32,181)

								$44,453	$(49,224)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2020		Notional Amount (000)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00%	Quarterly	3.65%	USD	977	$66,033	$5,563	$60,470
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00	Quarterly	3.65	USD	930	62,888	24,813	38,075
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00	Quarterly	3.65	USD	791	53,456	6,540	46,916
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00	Quarterly	3.65	USD	716	48,425	2,787	45,638
iTraxx Xover Series 33, 5 Year Index, 06/20/2025*	5.00	Quarterly	3.22	EUR	280	28,990	17,722	11,268
iTraxx Xover Series 33, 5 Year Index, 06/20/2025*	5.00	Quarterly	3.22	EUR	240	24,889	14,745	10,144

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2020		Notional Amount (000)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
iTraxx Xover Series 33, 5 Year Index, 06/20/2025*	5.00%	Quarterly	3.22%	EUR	190	$19,672	$11,405	$8,267
iTraxx Xover Series 33, 5 Year Index, 06/20/2025*	5.00	Quarterly	3.22	EUR	260	26,909	15,684	11,225
iTraxx Xover Series 33, 5 Year Index, 06/20/2025*	5.00	Quarterly	3.22	EUR	930	96,420	72,927	23,493

						$427,682	$172,186	$255,496

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,050	01/10/2022	3 Month LIBOR	1.941%	Quarterly/S emi-Annual	$26,900	$—	$26,900
CNY	740	02/17/2025	China 7-Day Reverse Repo Rate	2.547%	Quarterly/ Quarterly	(732)	—	(732)
CNY	2,204	02/20/2025	China 7-Day Reverse Repo Rate	2.598%	Quarterly/ Quarterly	(1,504)	—	(1,504)
CNY	2,236	02/21/2025	China 7-Day Reverse Repo Rate	2.620%	Quarterly/ Quarterly	(1,210)	—	(1,210)
USD	290	01/16/2028	3 Month LIBOR	2.558%	Quarterly/ Semi-Annual	44,055	—	44,055
USD	350	01/23/2028	3 Month LIBOR	2.690%	Quarterly/ Semi-Annual	56,571	—	56,571
USD	660	03/09/2028	3 Month LIBOR	2.931%	Quarterly/ Semi-Annual	126,801	—	126,801
USD	120	04/25/2028	3 Month LIBOR	3.011%	Quarterly/ Semi-Annual	23,774	—	23,774
EUR	1,010	07/16/2028	6 Month EURIBOR	0.871%	Semi- Annual/ Annual	109,612	—	109,612
USD	590	02/14/2029	3 Month LIBOR	2.707%	Quarterly/ Semi-Annual	104,788	—	104,788
USD	130	05/02/2029	3 Month LIBOR	2.501%	Quarterly/ Semi-Annual	22,087	—	22,087
EUR	200	05/03/2029	6 Month EURIBOR	0.523%	Semi-Annual/ Annual	15,904	—	15,904
USD	350	09/11/2029	3 Month LIBOR	1.509%	Quarterly/ Semi-Annual	29,410	—	29,410
EUR	280	09/12/2029	6 Month EURIBOR	(0.157)%	Semi- Annual/ Annual	1,269	—	1,269
USD	260	10/17/2029	3 Month LIBOR	1.636%	Quarterly/ Semi-Annual	24,705	—	24,705
USD	240	11/18/2029	3 Month LIBOR	1.728%	Quarterly/ Semi-Annual	24,674	—	24,674

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

EUR	180	11/18/2029	6 Month EURIBOR	0.073%	Semi-Annual/ Annual	$5,235	$—	$5,235
USD	190	12/18/2029	3 Month LIBOR	1.836%	Quarterly/ Semi-Annual	21,156	—	21,156
USD	310	01/21/2030	3 Month LIBOR	1.790%	Quarterly/ Semi-Annual	32,900	—	32,900
EUR	220	01/23/2030	6 Month EURIBOR	0.131%	Semi-Annual/ Annual	7,896	—	7,896
EUR	230	02/07/2030	(0.206)%	6 Month EURIBOR	Annual/ Semi-Annual	1,598	—	1,598
USD	150	02/12/2030	3 Month LIBOR	1.495%	Quarterly/ Semi-Annual	11,680	—	11,680
EUR	60	03/24/2030	0.106%	6 Month EURIBOR	Annual/ Semi-Annual	(2,031)	—	(2,031)
EUR	400	05/05/2030	(0.127)%	6 Month EURIBOR	Annual/ Semi-Annual	(1,612)	—	(1,612)
CHF	380	06/02/2030	6 Month LIBOR	(0.337)%	Semi-Annual/ Annual	(3,968)	—	(3,968)
USD	670	06/10/2030	3 Month LIBOR	0.865%	Quarterly/ Semi-Annual	12,319	—	12,319
EUR	430	06/11/2030	6 Month EURIBOR	(0.045)%	Semi-Annual/ Annual	5,510	—	5,510
CAD	680	06/19/2030	1.032%	3 Month CDOR	Semi-Annual/ Semi-Annual	2,758	—	2,758
EUR	60	06/19/2030	6 Month EURIBOR	(0.119)%	Semi-Annual/ Annual	216	—	216
USD	40	06/19/2030	3 Month LIBOR	0.725%	Quarterly/ Semi-Annual	171	—	171
JPY	33,590	06/23/2030	6 Month LIBOR	0.036%	Semi-Annual/ Semi-Annual	(703)	—	(703)
SEK	130	06/23/2030	3 Month STIBOR	0.354%	Quarterly/ Annual	(54)	—	(54)
CAD	600	06/30/2030	1.002%	3 Month CDOR	Semi-Annual/ Semi-Annual	3,906	—	3,906
SEK	8,080	07/02/2030	3 Month STIBOR	0.287%	Quarterly/ Annual	(9,635)	—	(9,635)
GBP	70	07/08/2030	0.367%	6 Month LIBOR	Semi-Annual/ Semi-Annual	836	—	836
JPY	13,650	07/10/2030	6 Month LIBOR	0.022%	Semi-Annual/ Semi-Annual	(475)	—	(475)
NOK	4,070	07/10/2030	6 Month NIBOR	0.900%	Semi-Annual/ Annual	(7,272)	—	(7,272)
GBP	110	07/30/2030	0.282%	6 Month LIBOR	Semi-Annual/ Semi-Annual	2,548	—	2,548
SEK	340	08/03/2030	3 Month STIBOR	0.275%	Quarterly/ Annual	(481)	—	(481)
CHF	170	08/03/2030	6 Month LIBOR	(0.382)%	Semi-Annual/ Annual	(2,810)	—	(2,810)
EUR	120	08/03/2030	(0.253)%	6 Month EURIBOR	Annual/ Semi-Annual	1,502	—	1,502
USD	760	08/04/2030	3 Month LIBOR	0536%	Quarterly/ Semi-Annual	(11,742)	—	(11,742)
EUR	520	08/05/2030	6 Month EURIBOR	(0.232)%	Semi-Annual/ Annual	(5,279)	—	(5,279)
NOK	8,320	08/11/2030	6 Month NIBOR	0.825%	Semi-Annual/ Annual	(22,271)	—	(22,271)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
SEK	820	08/11/2030	3 Month STIBOR	0.280%	Quarterly/ Annual	$(1,128)	$—	$(1,128)
CHF	770	08/11/2030	6 Month LIBOR	(0.343)%	Semi-Annual/ Annual	(9,757)	—	(9,757)
USD	360	08/11/2030	0.534%	3 Month LIBOR	Semi-Annual/ Quarterly	5,706	—	5,706
EUR	70	08/11/2030	(0.238)%	6 Month EURIBOR	Annual/ Semi-Annual	773	—	773
USD	320	08/20/2030	3 Month LIBOR	0.645%	Quarterly/ Semi-Annual	(1,657)	—	(1,657)
AUD	840	08/26/2030	6 Month BBSW	0.828%	Semi-Annual/ Semi-Annual	(3,068)	—	(3,068)
NZD	910	08/27/2030	0.565%	3 Month BKMB	Semi-Annual/ Quarterly	2,488	—	2,488
EUR	90	08/27/2030	(0.181)%	6 Month EURIBOR	Annual/ Semi-Annual	384	—	384
EUR	490	10/07/2030	(0.175)%	6 Month EURIBOR	Annual/ Semi-Annual	1,624	—	1,624
USD	220	08/21/2045	3 Month LIBOR	2.630%	Quarterly/ Semi-Annual	78,705	—	78,705
USD	70	09/04/2045	3 Month LIBOR	2.708%	Quarterly/ Semi-Annual	27,150	—	27,150

						$750,222	$—	$750,222

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	8,300	01/05/2023	2.163%	CPI#	Maturity	$(216,183)	$—	$(216,183)
Bank of America, NA		610	01/19/2023	2.213%	CPI#	Maturity	(17,919)	—	(17,919)
Deutsche Bank AG		1,920	10/01/2020	1.273%	CPI#	Maturity	39,179	—	39,179
JPMorgan Chase Bank, NA		400	11/10/2021	1.896%	CPI#	Maturity	(2,598)	—	(2,598)

							$(197,521)	$—	$(197,521)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
GSABHY01(1)	0.00%	Quarterly	USD	803	02/18/2021	$9,881
JPMorgan Chase Bank, NA
JPQABHY1(2)	0.00%	Quarterly	USD	936	02/18/2021	10,535
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Marketing Index Future	0.00%	Monthly	CHF	224	09/23/2020	400

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Swiss Marketing Index Future	1.40%	Quarterly	$29,166	09/30/2020	$0
Swiss Marketing Index Future	1.40%	Quarterly	445	09/30/2020	0

					$20,816

**	Notional amount less than $500.
(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.
(c)	Represents entire or partial securities out on loan.
(d)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(e)	Non-income producing security.
(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2020, the aggregate market value of these securities amounted to $2,655,928 or 2.9% of net assets.

(g)	Defaulted.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of August 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,895,987 and gross unrealized depreciation of investments was $(4,169,049), resulting in net unrealized appreciation of $1,726,938.

(j)	One contract relates to 1 share.

Currency Abbreviation:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

BBSW – Bank Bill Swap Reference Rate (Australia)

CDOR – Canadian Dealer Offered Rate

CDX-NAHY – North American High Yield Credit Default Swap Index

CME – Chicago Mercantile Exchange

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

EURIBOR – Euro Interbank Offered Rate

FTSE – Financial Times Stock Exchange

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

NIBOR – Norwegian Interbank Offered Rate

OMXS – Stockholm Stock Exchange

REIT – Real Estate Investment Trust

SPI – Share Price Index

STIBOR – Stockholm Interbank Offered Rate

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

(1) The following table represents the (long/(short)) equity basket holdings underlying the total return swap with GSABHY01 as of August 31, 2020.

Security Description	Shares	Current Notional	Percent of Basket’s Value
GSABHYS1	(9,592)	$(895,746)	(111.5)%
Russell 2000 RTY Index	19	28,650	3.6%
Russell 2000 RIY Index	15	28,054	3.5%

(2) The following table represents the 50 largest (long/(short)) equity basket holdings underlying the total return swap with JPQABHY1 as of August 31, 2020.

Security Description	Shares	Current Notional	Percent of Basket’s Value
JPMorgan Cash	(3,951)	$(1,202,618)	(128.5)%
Netflix Inc.	110	53,645	5.7%
Twitter Inc.	1,447	52,687	5.6%
Avantor Inc.	2,379	52,523	5.6%
Ball Corp.	712	52,422	5.6%
Hannon Armstrong Sustainable	1,495	52,358	5.6%
Microchip Technology Inc.	513	52,145	5.6%
Catalent Inc.	594	51,879	5.5%
VeriSign Inc.	240	50,895	5.4%
Nuance Communications Inc.	1,840	50,314	5.4%
Teleflex Inc.	135	50,312	5.4%
MSCI Inc.	134	50,239	5.4%
Crown Holdings Inc.	698	49,957	5.3%
Yum! Brands Inc.	548	49,867	5.3%
SS&C Technologies Holdings Inc.	866	49,807	5.3%
IQVIA Holdings Inc.	311	49,213	5.3%
Charles River Laboratories International	247	49,125	5.2%
Lamar Advertising Co.	745	48,968	5.2%
T-Mobile US Inc.	456	48,935	5.2%
Silgan Holdings Inc.	1,278	48,874	5.2%
Sensata Technologies Holding	1,276	48,465	5.2%
Univar Solutions Inc.	2,729	48,216	5.2%
PulteGroup Inc.	1,104	48,132	5.1%
Qorvo Inc.	375	48,058	5.1%
United Rentals Inc.	309	48,010	5.1%
NextEra Energy Inc.	171	47,922	5.1%

Security Description	Shares	Current Notional	Percent of Basket’s Value
Stericycle Inc.	786	$47,491	5.1%
NRG Energy Inc.	1,400	47,349	5.1%
TreeHouse Foods Inc.	1,078	47,234	5.0%
Molina Healthcare Inc.	255	47,150	5.0%
Delphi Technologies PLC	3,143	47,110	5.0%
Alcoa Corp.	3,615	46,991	5.0%
CDW Corp.	403	46,902	5.0%
ServiceMaster Global Holdings	1,134	46,354	5.0%
Darling Ingredients Inc.	1,655	46,226	4.9%
Centene Corp.	707	46,111	4.9%
Service Corp International	1,061	46,015	4.9%
Element Solutions Inc.	4,222	45,851	4.9%
Clean Harbors Inc.	763	45,455	4.9%
Carter’s Inc.	577	45,409	4.9%
Newell Brands Inc.	2,747	45,058	4.8%
Valvoline Inc.	2,191	44,966	4.8%
VEON Ltd.	25,746	43,511	4.6%
Hologic Inc.	618	43,138	4.6%
W R Grace & Co.	900	41,537	4.4%
Caesars Entertainment Inc.	(817)	(25,362)	(2.7)%
Royal Caribbean Cruises Ltd.	(520)	(25,349)	(2.7)%
SeaWorld Entertainment Inc.	(1,655)	(23,946)	(2.6)%
Red Rock Resorts Inc.	(2,153)	(23,592)	(2.5)%
Norwegian Cruise Line Holdings	(1,710)	(23,331)	(2.5)%
Other (Short)	(71,199)	(787,449)	(84.1)%

AB Cap Fund, Inc.

AB All Market Income Portfolio

August 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$35,792,711	$—	$—	$35,792,711
Common Stocks:
Information Technology	6,753,492	378,142	—	7,131,634
Health Care	3,260,870	1,583,969	—	4,844,839
Financials	2,165,913	1,306,972	—	3,472,885
Consumer Discretionary	1,741,992	1,067,588	—	2,809,580
Communication Services	1,894,028	350,610	—	2,244,638
Consumer Staples	894,146	1,283,562	—	2,177,708
Materials	627,968	1,488,412	—	2,116,380
Industrials	955,995	1,018,916	—	1,974,911
Real Estate	732,740	492,113	—	1,224,853
Utilities	235,833	670,024	—	905,857
Diversified Financials	4,451	203,247	—	207,698
Energy	128,927	63,028	—	191,955
Insurance	10,351	—	—	10,351
Preferred Stocks	6,153,706	—	—	6,153,706
Emerging Markets - Sovereigns	—	2,616,385	—	2,616,385
Governments - Treasuries	—	627,157	—	627,157
Emerging Markets - Treasuries	—	283,171	—	283,171
Quasi-Sovereigns	—	125,182	—	125,182
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	484,557	—	—	484,557

Total Investments in Securities	61,837,680	13,558,478	—	75,396,158
Other Financial Instruments(a):
Assets:
Futures	203,044	51,087	—	254,131
Forward Currency Exchange Contracts	—	183,100	—	183,100

Centrally Cleared Credit Default Swaps	—	427,682	—	427,682
Centrally Cleared Interest Rate Swaps	—	837,601	—	837,601
Inflation (CPI) Swaps	—	39,179	—	39,179
Total Return Swaps	—	20,816	—	20,816
Liabilities:
Futures	(195,855)	(53,663)	—	(249,518)
Forward Currency Exchange Contracts	—	(156,864)	—	(156,864)
Call Options Written	—	(26,617)	—	(26,617)
Put Options Written	—	(49,224)	—	(49,224)
Centrally Cleared Interest Rate Swaps	—	(87,394)	—	(87,394)
Inflation (CPI) Swaps	—	(236,700)	—	(236,700)

Total	$61,844,869	$14,507,481	$—	$76,352,350

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2020 is as follows:

						Distributions
Fund	Market Value 11/30/2019 (000)	Purchases (000)	Sales (000)	Realized Gain (Loss) (000)	Change in Appr./ (Depr.) (000)	Market Value 08/31/2020 (000)	Dividend Income (000)	Realized Gains (000)
AB High Income Fund, Inc.	$38,947	$11,727	$12,713	$0	$(3,992)	$33,969	$1,812	$0
Government Money Market Portfolio	12,176	71,718	83,894	0	0	0	73	0
Government Money Market Portfolio*	3,632	12,593	15,747	0	7	485	7	0
Total	$54,755	$96,038	$112,354	$0	$(3,985)	$34,454	$1,892	$0

*	Investments of cash collateral for securities lending transactions